UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               --------------------
Check here if Amendment (    ); Amendment Number:
                                                  ----------------------
This Amendment  (Check only one.):      (      )     is a restatement.
                                        (      )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Harding, Loevner Management, L.P.
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Address:      50 Division Street
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              Suite 401
              ---------------------------------------------------
              Somerville, NJ  08876
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Form 13F File Number: 28 - 4434
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David R. Loevner
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Title:        President of HLM Holdings, Inc., GP of Harding, Loevner
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              Management, L.P.
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Phone:        908-218-7900
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Signature, Place, and Date of Signing:

/s/ David R. Loevner                  Somerville, NJ        July 27, 2001
---------------------------------     ------------------    -------------------
(Signature)                           (City, State)         (Date)

Report Type   (Check only one.):

(   X    )    13F HOLDINGS REPORT. (Check here if all holdings of this
              reporting manager are reported in this report.)

(        )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(        )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                                --------------------

Form 13F Information Table Entry Total:         54
                                                --------------------

Form 13F Information Table Value Total:         $403,157,790
                                                --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended June 30, 2001
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
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

        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AES CORP.                  COM     00130H 10 5        817,950          19,000
ALLIED CAPITAL CORP        COM     01903Q 10 8      5,178,655         223,700
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      4,867,843          57,262
ANGLO AMERICAN PLC      SPONSRED
                           ADR     03485P 10 2        267,050          17,839
AUTOMATIC DATA PROCESSING  COM     053015 10 3      2,919,378          58,740
BAXTER INTL INC            COM     071813 10 9      5,621,357         111,314
BELLSOUTH                  COM     079860 10 2      4,475,608         111,140
BERKSHIRE HATHAWAY         CLASS A 084670 10 8      2,984,200              43
BP PLC                  SPONSORED
                           ADR     055622 10 4     20,997,069         421,205
BRISTOL-MEYERS SQUIBB      COM     110122 10 8      3,017,187          57,690
CANON, INC.             SPONSORED
                           ADR     138006 30 9      1,319,636          32,030
CEMEX SA                SPONSORED
                           ADR     151290 88 9        246,450           9,300
CERUS CORP                 COM     157085 10 1      2,621,228          36,120
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR     16941M 10 9     21,912,104         817,921
COFLEXIP                SPONSORED
                           ADR     192384 10 5        293,522           3,880
COLGATE PALMOLIVE CO.      COM     194162 10 3      2,497,047          42,330
COMPANIA VALE DO RIO
DOCE (CVRD)             SPONSORED
                           ADR     204412 10 0     13,615,732         586,885
EASTMAN KODAK              COM     277461 10 9      1,414,404          30,300
ELAN PLC                   ADR     284131 20 8     39,304,130         644,330
EMBRAER-EMPRESA            SP ADR
BRASILEIRA DE              PFD SHS 29081M 10 2     18,704,559         478,990
EMCORE CORP.               COM     290846 10 4        313,035          10,180
ENRON CORP.                COM     293561 10 6      5,117,202         104,220
EXXON MOBILE               COM     30231G 10 2      3,907,602          44,735
FLEETBOSTON FINL CORP      COM     339030 10 8        443,379          11,239
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR     40049J 20 6     11,871,767         296,720
HEWLETT PACKARD CO         COM     428236 10 3      3,075,644         107,540
HSBC HOLDINGS           SPONSORED
                           ADR     404280 40 6        778,999          13,005
IMPERIAL OIL LTD ADR      COM NEW  453038 40 8     29,191,230       1,133,640
ING GROEP N V           SPONSORED
                           ADR     456837 10 3        315,517           4,790
INTEL CORP                 COM     458140 10 0      4,352,692         148,810
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      5,391,136          47,499
JAPAN OTC EQUITY FUND      COM     471091 10 8        132,150          19,180
J P MORGAN CHASE & CO.     COM     46625H 10 0      3,262,764          73,370
JOHNSON & JOHNSON          COM     478160 10 4        199,840           4,000
KONINKLIJKE AHOLD NV    SPONSORED
                           ADR     500467 30 3        314,814          10,010
LUXOTTICA GROUP ADR     SPONSORED
                           ADR     55068R 20 2     20,435,040       1,277,190
ORACLE CORP                COM     68389X 10 5      3,543,880         186,520
PEARSON PLC             SPONSORED
                           ADR     705015 10 5        956,064          56,140
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 0      3,790,530         150,120
RIO TINTO               SPONSORED
                           ADR     767204 10 0        388,314           5,345
R O C TAIWAN FUND       SH BEN INT 749651 10 5        261,954          56,700
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     42,353,841         726,855
ROYCE MICRO-CAP TR INC     COM     780915 10 4        349,245          33,549
SCHERING PLOUGH CORP       COM     806605 10 1      4,989,523         137,680
SMARTFORCE ADR          SPONSORED
                           ADR     83170A 20 6     27,852,662         790,595
SONY CORP               SPONSORED
                           ADR     835699 30 7     26,386,787         401,015
TAIWAN SEMICONDUCTOR    SPONSORED
                           ADR     874039 10 0      2,066,736         136,059
TELEFONOS de MEXICO     SPONSORED
                           ADR     879403 78 0        231,594           6,600
TEVA PHARMACEUTICAL     SPONSORED
                           ADR     881624 20 9     27,515,106         441,655
TYCO INTERNATIONAL         COM     902124 10 6      5,885,445         107,970
VIACOM                     CLASS B 925524 30 8      4,207,094          81,296
WELLS FARGO                COM     949746 10 1      3,322,531          71,560
WRIGLEY WM. JR. CO.        COM     982526 10 5      5,939,643         126,780
WPP GROUP               SPONSORED
                           ADR     929309 30 0        938,921          18,685
                TOTAL                             403,157,790






                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AES CORP                  X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
ANGLO AMERICAN PLC        X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BAXTER INTL INC           X                                              X
BELLSOUTH                 X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP PLC                    X                                              X
BRISTOL-MEYERS SQUIBB     X                                              X
CANON, INC.               X                                              X
CEMEX SA                  X                                              X
CERUS CORP                X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COFLEXIP                  X                                              X
COLGATE PALMOLIVE CO.     X                                              X
COMPANIA VALE DO RIO
DOCE (CVRD)               X                                              X
EASTMAN KODAK             X                                              X
ELAN PLC                  X                                              X
EMBRAER-EMPRESA
BRASILEIRA DE             X                                              X
EMCORE CORP.              X                                              X
ENRON CORP.               X                                              X
EXXON MOBILE              X                                              X
FLEETBOSTON FINL CORP     X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HEWLETT PACKARD CO        X                                              X
HSBC HOLDINGS             X                                              X
IMPERIAL OIL LTD ADR      X                                              X
ING GROEP N V             X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
JAPAN OTC EQUITY FUND     X                                              X
J P MORGAN CHASE & CO.    X                                              X
JOHNSON & JOHNSON         X                                              X
KONINKLIJKE AHOLD NV      X                                              X
LUXOTTICA GROUP ADR       X                                              X
ORACLE CORP               X                                              X
PEARSON PLC               X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
RIO TINTO                 X                                              X
R O C TAIWAN FUND         X                                              X
ROYAL DUTCH PETE
CO ADR                    X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SCHERING PLOUGH CORP      X                                              X                                                 X
SMARTFORCE ADR            X                                              X
SONY CORP                 X                                              X
TAIWAN SEMICONDUCTOR      X                                              X
TELEFONOS de MEXICO       X                                              X
TEVA PHARMACEUTICAL       X                                              X
TYCO INTERNATIONAL        X                                              X
VIACOM                    X                                              X
WELLS FARGO               X                                              X
WRIGLEY WM. JR. CO.       X                                              X
WPP GROUP                 X                                              X
